Document and Entity Information	Jan. 19, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001731831
Document Type	8-K
Document Period End Date	Jan. 19, 2021
Entity Registrant Name	EIDOS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38533
Entity Tax Identification Number	46-3733671
Entity Address, Address Line One	101 Montgomery Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	887-1471
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	EIDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true